Accounts Receivable, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts Receivable Net Details 1
At beginning of year		$ 66	$ 6
Write-down (reversal) for the year		(66)	60
At end of year			$ 66